Exploration and Evaluation Assets - Impairment Reversal Booked (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		$ 341,326
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		116,000
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		225,326
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	$ (127,861)
Exploration and evaluation assets | Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		2,000
Impairment loss on financial assets	(13,000)
Exploration and evaluation assets | Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		12,803
Impairment loss on financial assets	$ (48,861)
Exploration and evaluation assets | Viking And Eagle Ford Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss		$ 14,803